UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds Focused High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 BEAZER HOMES USA, INC.                                                                      Agenda Number:  933910792
--------------------------------------------------------------------------------------------------------------------------
        Security:  07556Q881
    Meeting Type:  Annual
    Meeting Date:  06-Feb-2014
          Ticker:  BZH
            ISIN:  US07556Q8814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: ELIZABETH S. ACTON                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: LAURENT ALPERT                      Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: BRIAN C. BEAZER                     Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: PETER G. LEEMPUTTE                  Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ALLAN P. MERRILL                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: NORMA A. PROVENCIO                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: LARRY T. SOLARI                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: STEPHEN P. ZELNAK,                  Mgmt          For                            For
       JR.

2.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP BY THE AUDIT COMMITTEE OF THE
       BOARD OF DIRECTORS TO SERVE AS THE
       COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2014.

3.     APPROVAL OF AN ADVISORY PROPOSAL REGARDING                Mgmt          For                            For
       THE COMPENSATION PAID TO THE COMPANY'S
       NAMED EXECUTIVE OFFICERS (THE "SAY ON PAY"
       PROPOSAL).

4.     APPROVAL OF THE BEAZER HOMES USA, INC. 2014               Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 COOPER TIRE & RUBBER COMPANY                                                                Agenda Number:  933976601
--------------------------------------------------------------------------------------------------------------------------
        Security:  216831107
    Meeting Type:  Annual
    Meeting Date:  23-May-2014
          Ticker:  CTB
            ISIN:  US2168311072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROY V. ARMES                                              Mgmt          For                            For
       THOMAS P. CAPO                                            Mgmt          For                            For
       STEVEN M. CHAPMAN                                         Mgmt          For                            For
       JOHN J. HOLLAND                                           Mgmt          For                            For
       JOHN F. MEIER                                             Mgmt          For                            For
       JOHN H. SHUEY                                             Mgmt          For                            For
       RICHARD L. WAMBOLD                                        Mgmt          For                            For
       ROBERT D. WELDING                                         Mgmt          For                            For

2.     TO RATIFY THE SELECTION OF THE COMPANY'S                  Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2014.

3.     TO APPROVE THE COOPER TIRE & RUBBER COMPANY               Mgmt          For                            For
       2014 INCENTIVE COMPENSATION PLAN.

4.     TO APPROVE, BY NON-BINDING ADVISORY VOTE,                 Mgmt          For                            For
       NAMED EXECUTIVE OFFICER COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 FREEPORT-MCMORAN COPPER & GOLD INC.                                                         Agenda Number:  933999180
--------------------------------------------------------------------------------------------------------------------------
        Security:  35671D857
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2014
          Ticker:  FCX
            ISIN:  US35671D8570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD C. ADKERSON                                       Mgmt          For                            For
       ROBERT J. ALLISON, JR.                                    Mgmt          For                            For
       ALAN R. BUCKWALTER, III                                   Mgmt          For                            For
       ROBERT A. DAY                                             Mgmt          For                            For
       JAMES C. FLORES                                           Mgmt          For                            For
       GERALD J. FORD                                            Mgmt          For                            For
       THOMAS A. FRY, III                                        Mgmt          For                            For
       H. DEVON GRAHAM, JR.                                      Mgmt          For                            For
       LYDIA H. KENNARD                                          Mgmt          For                            For
       CHARLES C. KRULAK                                         Mgmt          For                            For
       BOBBY LEE LACKEY                                          Mgmt          For                            For
       JON C. MADONNA                                            Mgmt          For                            For
       DUSTAN E. MCCOY                                           Mgmt          For                            For
       JAMES R. MOFFETT                                          Mgmt          For                            For
       STEPHEN H. SIEGELE                                        Mgmt          For                            For
       FRANCES FRAGOS TOWNSEND                                   Mgmt          For                            For

2      APPROVAL, ON AN ADVISORY BASIS, OF THE                    Mgmt          Against                        Against
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

3      RATIFICATION OF THE APPOINTMENT OF ERNST &                Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

4      APPROVAL OF THE FREEPORT-MCMORAN COPPER &                 Mgmt          For                            For
       GOLD INC. ANNUAL INCENTIVE PLAN.

5      STOCKHOLDER PROPOSAL REGARDING THE                        Shr           Against                        For
       SELECTION OF A CANDIDATE WITH ENVIRONMENTAL
       EXPERTISE TO BE RECOMMENDED FOR ELECTION TO
       THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS COMPANY                                                                      Agenda Number:  934003409
--------------------------------------------------------------------------------------------------------------------------
        Security:  37045V100
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2014
          Ticker:  GM
            ISIN:  US37045V1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOSEPH J. ASHTON                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MARY T. BARRA                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ERROLL B. DAVIS, JR.                Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: STEPHEN J. GIRSKY                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: E. NEVILLE ISDELL                   Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: KATHRYN V. MARINELLO                Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: MICHAEL G. MULLEN                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: PATRICIA F. RUSSO                   Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: THOMAS M. SCHOEWE                   Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: THEODORE M. SOLSO                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: CAROL M. STEPHENSON                 Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS GM'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2014

3.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION

4.     ADVISORY VOTE TO APPROVE THE FREQUENCY OF A               Mgmt          1 Year                         For
       STOCKHOLDER ADVISORY VOTE ON EXECUTIVE
       COMPENSATION

5.     APPROVAL OF THE GENERAL MOTORS COMPANY 2014               Mgmt          For                            For
       SHORT-TERM INCENTIVE PLAN

6.     APPROVAL OF THE GENERAL MOTORS COMPANY 2014               Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN

7.     CUMULATIVE VOTING                                         Shr           For                            Against

8.     INDEPENDENT BOARD CHAIRMAN                                Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 HUNTSMAN CORPORATION                                                                        Agenda Number:  933952118
--------------------------------------------------------------------------------------------------------------------------
        Security:  447011107
    Meeting Type:  Annual
    Meeting Date:  08-May-2014
          Ticker:  HUN
            ISIN:  US4470111075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JON M. HUNTSMAN                                           Mgmt          For                            For
       DR. PATRICK T. HARKER                                     Mgmt          For                            For
       DR. MARY C. BECKERLE                                      Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS HUNTSMAN CORPORATION'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2014.

4.     APPROVAL OF THE AMENDMENT AND RESTATEMENT                 Mgmt          For                            For
       OF THE HUNTSMAN STOCK INCENTIVE PLAN.

5.     APPROVAL OF THE AMENDMENT AND RESTATEMENT                 Mgmt          For                            For
       OF THE CERTIFICATE OF INCORPORATION OF
       HUNTSMAN CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 INTELSAT S.A.                                                                               Agenda Number:  934024085
--------------------------------------------------------------------------------------------------------------------------
        Security:  L5140P119
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2014
          Ticker:  IPRA
            ISIN:  LU0914713457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF STATUTORY STAND-ALONE FINANCIAL               Mgmt          For                            For
       STATEMENTS

2.     APPROVAL OF CONSOLIDATED FINANCIAL                        Mgmt          For                            For
       STATEMENTS

3.     APPROVAL OF ALLOCATION OF ANNUAL RESULTS                  Mgmt          For                            For

4.     APPROVAL OF DECLARATION OF PREFERRED SHARE                Mgmt          For                            For
       DIVIDENDS

5.     APPROVAL OF DISCHARGE TO DIRECTORS FOR                    Mgmt          For                            For
       PERFORMANCE

6A.    APPROVAL OF CO-OPTATION OF DIRECTOR: JOHN                 Mgmt          For                            For
       DIERCKSEN

6B.    APPROVAL OF CO-OPTATION OF DIRECTOR: ROBERT               Mgmt          For                            For
       CALLAHAN

7A.    ELECTION OF DIRECTOR: RAYMOND SVIDER                      Mgmt          For                            For

7B.    ELECTION OF DIRECTOR: EGON DURBAN                         Mgmt          For                            For

7C.    ELECTION OF DIRECTOR: JUSTIN BATEMAN                      Mgmt          For                            For

8.     APPROVAL OF DIRECTOR REMUNERATION                         Mgmt          For                            For

9.     APPROVAL OF RE-APPOINTMENT OF INDEPENDENT                 Mgmt          For                            For
       REGISTERED ACCOUNTING FIRM (SEE NOTICE FOR
       FURTHER DETAILS)

10.    APPROVAL OF SHARE REPURCHASES AND TREASURY                Mgmt          Against                        Against
       SHARE HOLDINGS (SEE NOTICE FOR FURTHER
       DETAILS)

11.    ACKNOWLEDGEMENT OF REPORT AND APPROVAL OF                 Mgmt          Against                        Against
       AN EXTENSION OF THE VALIDITY PERIOD OF THE
       AUTHORIZED SHARE CAPITAL AND RELATED
       AUTHORIZATION AND WAIVER, SUPPRESSION AND
       WAIVER OF SHAREHOLDER PRE-EMPTIVE RIGHTS
       (SEE NOTICE FOR FURTHER DETAILS)




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  933890382
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T202
    Meeting Type:  Annual
    Meeting Date:  26-Nov-2013
          Ticker:
            ISIN:  US89816T2024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL ELKINS                                            Mgmt          Withheld                       Against
       DAVID LICHT                                               Mgmt          Withheld                       Against
       JEFFREY GILBERT                                           Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 TRW AUTOMOTIVE HOLDINGS CORP.                                                               Agenda Number:  933942802
--------------------------------------------------------------------------------------------------------------------------
        Security:  87264S106
    Meeting Type:  Annual
    Meeting Date:  13-May-2014
          Ticker:  TRW
            ISIN:  US87264S1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANCOIS J. CASTAING                                      Mgmt          For                            For
       MICHAEL R. GAMBRELL                                       Mgmt          For                            For
       DAVID W. MELINE                                           Mgmt          For                            For

2.     THE RATIFICATION OF ERNST & YOUNG LLP, AN                 Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM, TO AUDIT THE CONSOLIDATED FINANCIAL
       STATEMENTS OF TRW AUTOMOTIVE HOLDINGS CORP.
       FOR 2014.

3.     ADVISORY APPROVAL OF THE COMPENSATION OF                  Mgmt          Against                        Against
       THE NAMED EXECUTIVE OFFICERS AS DISCLOSED
       IN THE PROXY STATEMENT.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X62 JHF Global Conservative Absolute Return
--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  705032251
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8182JAD6
    Meeting Type:  EGM
    Meeting Date:  10-Apr-2014
          Ticker:
            ISIN:  XS0107099466
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

1      That this meeting (the "Meeting") of the                  Mgmt          For                            For
       holders of the GBP 225m 6.75% notes due
       2024 (ISIN: XS0107099466), (together, the
       "Securities") of Segro plc (formerly Slough
       Estates plc) ( the "Issuer") constituted by
       a trust deed dated 14 July 1992 (the
       "Principal Trust Deed") made between the
       Issuer and Commercial Union Trustees
       Limited (the "Retiring Trustee") as trustee
       for the holders of the Securities, as
       supplemented by the First Supplemental
       Trust Deed dated 3 May 1995, the Second
       Supplemental Trust Deed dated 17 February
       1998, the Third Supplemental Trust Deed
       dated 5 February 1999, the Fourth
       Supplemental Trust Deed dated 23 February
       2000, the Fifth Supplemental Trust Deed
       dated 14 March 2001, the Sixth Supplemental
       Trust Deed dated 9 June 2005, the Seventh
       Supplemental Trust Deed dated 9 June 2005,
       the Eighth CONTD

CONT   CONTD Supplemental Trust Deed dated 20 June               Non-Voting
       2005, the Ninth Supplemental Trust Deed
       dated 20 June 2005, the Tenth Supplemental
       Trust Deed dated 21 October 2005, the
       Eleventh Supplemental Trust Deed dated 21
       October 2005, the Twelfth Supplemental
       Trust Deed dated 21 October 2005, the
       Thirteenth Supplemental Trust Deed dated 21
       October 2005, the Fourteenth Supplemental
       Trust Deed dated 7 December 2005, the
       Fifteenth Supplemental Trust Deed dated 14
       December 2005 and the Sixteenth
       Supplemental Trust Deed dated 23 November
       2009 (the "Supplemental Trust Deeds" and,
       together with the Principal Trust Deed, the
       "Trust Deed") hereby: 1. Approves and
       assents to the appointment of The Law
       Debenture Trust Corporation P.L.C as
       Trustee (the "New Trustee") in accordance
       with the provisions of the Trust Deed; 2.
       Authorises and directs CONTD

CONT   CONTD the Issuer, the Retiring Trustee and                Non-Voting
       the New Trustee to enter into the
       Supplemental Trust Deed substantially in
       the form set out in Annex 1 to the Notice;
       3. Authorises and directs the Issuer, the
       Retiring Trustee and the New Trustee, among
       others, to enter into a supplemental agency
       agreement (substantially in the form of the
       proforma set out in Annex 2 to the Notice),
       for each series of Securities currently
       outstanding; 4. Authorises and directs the
       Issuer, the Retiring Trustee and (at the
       Issuer's expense) the New Trustee to concur
       in, consent to and execute all other
       documents, deeds and instruments, and to
       undertake all acts and things and to take
       all steps or actions considered by the
       Issuer, in its sole discretion, to be
       necessary, desirable or expedient to carry
       out and give effect to (i) this
       Extraordinary CONTD

CONT   CONTD Resolution, (ii) the appointment of                 Non-Voting
       the New Trustee; 5. Discharges and
       exonerates the Retiring Trustee from any
       liability in respect of any act or omission
       on or from the Resignation Date; 6.
       Discharges and exonerates the New Trustee
       from any liability in respect of any act or
       omission for which the Retiring Trustee may
       have become responsible under the Trust
       Deed in the course of the exercise of the
       Retiring Trustee's duties and powers; and
       7. Acknowledges that the Supplemental Trust
       Deed referred to in paragraph 2 above was
       available for viewing at the registered
       offices of the Issuer during the period on
       and from the date of the Notice until the
       conclusion of the relevant Meeting on 10
       April 2014 or, if applicable, any adjourned
       Meeting Capitalised terms used in this
       Extraordinary Resolution and not otherwise
       CONTD

CONT   CONTD defined herein shall have the                       Non-Voting
       meanings given to them in the Trust Deed
       and the notice convening the Meeting dated
       12 March 2014 (the "Notice")



Global Short Duration Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/19/2014